WCM Small Cap Growth Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 97.2%
	COMMUNICATIONS — 1.7%
10,966	IAC, Inc.*	$552,577
	CONSUMER DISCRETIONARY — 12.0%
6,781	Boot Barn Holdings, Inc.*	550,549
12,062	Caesars Entertainment, Inc.*	559,074
7,443	Fox Factory Holding Corp.*	737,453
10,486	Planet Fitness, Inc. - Class A*	515,702
6,243	Texas Roadhouse, Inc.	599,952
26,543	Topgolf Callaway Brands Corp.*	367,355
3,474	Wingstop, Inc.	624,764
		3,954,849
	CONSUMER STAPLES — 6.4%
2,844	Casey's General Stores, Inc.	772,203
4,816	Five Below, Inc.*	774,894
9,510	Performance Food Group Co.*	559,759
		2,106,856
	ENERGY — 4.2%
11,325	Matador Resources Co.	673,611
51,014	Permian Resources Corp.	712,155
		1,385,766
	FINANCIALS — 4.2%
4,739	Evercore, Inc. - Class A	653,413
3,685	Primerica, Inc.	714,927
		1,368,340
	HEALTH CARE — 14.6%
7,233	Arrowhead Pharmaceuticals, Inc.*	194,351
8,434	AtriCure, Inc.*	369,409
4,151	Axsome Therapeutics, Inc.*	290,113
9,468	Azenta, Inc.*	475,199
11,407	Bridgebio Pharma, Inc.*	300,803
12,055	Halozyme Therapeutics, Inc.*	460,501
13,079	Insmed, Inc.*	330,245
3,311	iRhythm Technologies, Inc.*	312,095
849	Karuna Therapeutics, Inc.*	143,557
4,032	Keros Therapeutics, Inc.*	128,540
2,881	Natera, Inc.*	127,484
2,322	Repligen Corp.*	369,221
12,402	Rocket Pharmaceuticals, Inc.*	254,117
1,745	Shockwave Medical, Inc.*	347,430
19,251	Surgery Partners, Inc.*	563,092

WCM Small Cap Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
4,119	Ultragenyx Pharmaceutical, Inc.*	$146,842
		4,812,999
	INDUSTRIALS — 21.0%
7,892	AMN Healthcare Services, Inc.*	672,241
4,468	Applied Industrial Technologies, Inc.	690,797
8,379	Casella Waste Systems, Inc. - Class A*	639,318
10,780	Cognex Corp.	457,503
12,529	CryoPort, Inc.*	171,773
6,266	John Bean Technologies Corp.	658,807
17,557	Mercury Systems, Inc.*	651,189
3,768	Regal Rexnord Corp.	538,372
1,463	Saia, Inc.*	583,225
4,652	Tetra Tech, Inc.	707,243
7,473	Timken Co.	549,191
14,520	WillScot Mobile Mini Holdings Corp.*	603,887
		6,923,546
	MATERIALS — 5.1%
15,183	Avient Corp.	536,263
9,046	Trex Co., Inc.*	557,505
5,887	UFP Industries, Inc.	602,829
		1,696,597
	REAL ESTATE — 1.5%
9,696	Rexford Industrial Realty, Inc. - REIT	478,498
	TECHNOLOGY — 26.5%
19,050	ACI Worldwide, Inc.*	429,768
5,654	BILL Holdings, Inc.*	613,855
5,231	Euronet Worldwide, Inc.*	415,237
10,741	Five9, Inc.*	690,646
26,763	Health Catalyst, Inc.*	270,842
7,459	MACOM Technology Solutions Holdings, Inc.*	608,505
7,148	Power Integrations, Inc.	545,464
20,636	Privia Health Group, Inc.*	474,628
9,360	Procore Technologies, Inc.*	611,395
6,599	Rambus, Inc.*	368,158
4,440	Science Applications International Corp.	468,598
7,251	Shift4 Payments, Inc. - Class A*	401,488
11,520	Smartsheet, Inc. - Class A*	466,099
3,828	SPS Commerce, Inc.*	653,095
1,542	Super Micro Computer, Inc.*	422,847
4,219	WEX, Inc.*	793,552

WCM Small Cap Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
7,029	WNS Holdings Ltd. - ADR*	$481,205
		8,715,382
	TOTAL COMMON STOCKS
	(Cost $30,035,965)	31,995,410
	SHORT-TERM INVESTMENTS — 2.6%
869,542	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class, 5.14%[1]	869,542
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $869,542)	869,542
	TOTAL INVESTMENTS — 99.8%
	(Cost $30,905,507)	32,864,952
	Other Assets in Excess of Liabilities — 0.2%	65,120
	Net Assets — 100.0%	$32,930,072

ADR – American Depository Receipt
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.